Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Basis of preparation and accounting policies
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in the presentation currency of the Group, US dollars ($),and other currencies were:

	Closing	Average rate	Closing	Average rate	Closing	Average rate	Opening
	rate at	for	rate at	for	rate at	for	rate at
$: local currency	31 Dec 2019	2019	31 Dec 2018	2018	31 Dec 2017	2017	1 Jan 2017
China	6.97	6.91	6.87	6.61	6.51	6.76	6.95
Hong Kong	7.79	7.84	7.83	7.84	7.82	7.79	7.75
Indonesia	13,882.50	14,140.84	14,380.00	14,220.82	13,567.00	13,383.03	13,471.96
Malaysia	4.09	4.14	4.13	4.03	4.05	4.30	4.49
Singapore	1.34	1.36	1.36	1.35	1.34	1.38	1.44
Thailand	29.75	31.05	32.56	32.30	32.59	33.91	35.81
UK	0.75	0.78	0.79	0.75	0.74	0.78	0.81
Vietnam	23,172.50	23,227.64	23,195.00	23,017.17	22,708.16	22,716.82	22,770.08

Schedule of effect of foreign exchange movement from continuing operations

The effect of foreign exchange movement from continuing operations arising during the years shown recognised in other comprehensive income is:

	2019 $m	2018 $m	2017 $m
Asia operations	194	(206)	363
Unallocated to a segment (other funds)	(42)	167	(234)
	152	(39)	129

Schedule of effect of IFRS 16 on statement of financial position

The aggregate effect of the adoption of the standard on the statement of financial position at 1 January 2019 is shown in the table below:

	Continuing	Discontinued	Total
	operations	operations	Group
Effect of adoption of IFRS 16 at 1 January 2019	$m	$m	$m
Assets
Property, plant and equipment (right-of-use assets)	527	368	895
Total assets	527	368	895
Liabilities
Operational borrowings (lease liability)	541	414	955
Accruals, deferred income and other liabilities (accrued lease payment balance under IAS 17)	(14)	(46)	(60)
Total liabilities	527	368	895

Schedule of reconciliation of lease liability and lease commitments

Reconciliation of IFRS 16 lease liability and IAS 17 lease commitments

Total Group
$m
IFRS 16 operating lease liability shown in the table above	955
Add back impact of discounting	210
IFRS 16 operating lease liability on an undiscounted basis	1,165

Difference in lease rental payments due to probable renewals or early termination decisions reflected above	(48)
Other	(6)
Total operating lease commitments at 31 December 2018*	1,111

*As disclosed in note D5 of the Group’s IFRS financial statements for the year ended 31 December 2018 and after excluding $76 million for the amount relating to certain lease commitments from the central operations to the discontinued UK with-profits fund.

Schedule of financial assets on the Group's statement of financial position that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets,
	the SPPI test		net of derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities, on the Group's	31 Dec 2019	during the year	31 Dec 2019	during the year
statement of financial position at 31 Dec 2019	$m	$m	$m	$m

Accrued investment income	1,641	—	—	—
Other debtors	2,054	—	—	—
Loansnote (1)	13,484	517	3,614	2
Equity securities and holdings in collective investment schemes	—	—	247,281	44,250
Debt securitiesnote (2)	56,365	4,114	78,205	5,594
Derivative assets, net of derivative liabilities	—	—	1,353	(5,825)
Other investments	—	—	1,302	44
Deposits	2,615	—	—	—
Cash and cash equivalents	6,965	—	—	—
Total financial assets, net of derivative liabilities	83,124	4,631	331,755	44,065

	Financial assets that pass		All other financial assets,
	the SPPI test		net of derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities, on the Group's	31 Dec 2018	during the year	31 Dec 2018	during the year
statement of financial position at 31 Dec 2018	$m	$m	$m	$m

Accrued investment income	3,501	—	—	—
Other debtors	5,207	—	—	—
Loansnote (1)	15,175	(658)	8,284	(233)
Equity securities and holdings in collective investment schemes	—	—	273,484	(21,843)
Debt securitiesnote (2)	50,335	(2,102)	172,998	(4,464)
Derivative assets, net of derivative liabilities	—	—	(15)	(1,256)
Other investments	—	—	8,294	622
Deposits	15,023	—	—	—
Cash and cash equivalents	15,442	—	—	—
Total financial assets, net of derivative liabilities	104,683	(2,760)	463,045	(27,174)

Notes

(1)	The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C3.3.
(2)

The debt securities that pass the SPPI test in the table above are primarily held by Jackson and are classified as available-for-sale under IAS 39. The credit ratings of these securities, analysed on the same basis of those disclosed in note C3.2, are as follows:

	31 Dec 2019 $m	31 Dec 2018 $m

Available-for- sale debt securities that pass the SPPI test
AAA	1,117	830
AA+ to AA-	11,328	9,236
A+ to A-	15,140	13,009
BBB+ to BBB-	17,972	18,232
Below BBB-	814	1,074
Other	9,994	7,954
Total fair value	56,365	50,335

Schedule of financial assets held by the Group's joint ventures and associates that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2019	during the year	31 Dec 2019	during the year
the equity method at 31 Dec 2019	$m	$m	$m	$m

Accrued investment income	161	—	—	—
Other debtors	329	—	—	—
Loans	197	—	—	—
Equity securities and holdings in collective investment schemes	—	—	5,999	444
Debt securities	—	—	6,080	86
Deposits	521	—	—	—
Cash and cash equivalents	513	—	—	—
Total financial assets, net of derivative liabilities	1,721	—	12,079	530

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2018	during the year	31 Dec 2018	during the year
the equity method at 31 Dec 2018	$m	$m	$m	$m

Accrued investment income	167	—	—	—
Other debtors	270	—	—	—
Loans	149	—	—	—
Equity securities and holdings in collective investment schemes	—	—	4,683	(375)
Debt securities	—	—	5,409	115
Deposits	452	—	—	—
Cash and cash equivalents	504	—	—	—
Total financial assets, net of derivative liabilities	1,542	—	10,092	(260)